Leases, Weighted-average Remaining Lease Terms and Discount Rates (Details)	Dec. 31, 2022
Weighted-average Remaining Lease Terms and Discount Rates [Abstract]
Weighted-average remaining operating lease term	5 years 8 months 4 days
Weighted-average remaining finance lease term	5 years 4 months 13 days
Operating leases weighted-average discount rate	4.88%
Finance leases weighted-average discount rate	3.60%